Transfer of financial assets, assets pledged and received as collateral (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Summary of assets not freely disposable

Financial assets pledged as collateral
in EUR million	2025	2024
Banks
– Cash and balances with central banks	499	397
– Loans and advances to banks	2,672	2,211
Financial assets at fair value through profit or loss	20,561	28,905
Financial assets at fair value through OCI	1,519	3,037
Securities at amortised cost	3,339	3,184
Loans and advances to customers	71,321	67,706
Other assets	479	503
	100,392	105,944

Schedule of financial assets received as collateral

Financial assets received as collateral
in EUR million	2025	2024
Total received collateral available for sale or repledge at fair value
– equity securities	21,494	22,815
– debt securities	144,257	140,285

of which sold or repledged at fair value
– equity securities	16,018	12,024
– debt securities	98,422	90,708

Schedule of transfer of financial assets not qualifying for derecognition

Transfer of financial assets not qualifying for derecognition
	Securities lending				Sale and repurchase
	Equity		Debt		Equity		Debt
in EUR million	2025	2024	2025	2024	2025	2024	2025	2024
Transferred assets at carrying amount
Financial assets at fair value through profit or loss	4,163	4,141	3	3	5,929	7,273	9,687	16,929
Financial assets at fair value through other comprehensive income			314	603			886	1,956
Securities at amortised cost			399	635			989	819

Associated liabilities at carrying amount[1]
Financial liabilities at fair value through profit or loss	n/a	n/a	n/a	n/a	5,398	7,005	6,684	11,901
[1]The table includes the associated liabilities which are reported after offsetting, compared to the gross positions of the encumbered assets.